Income Taxes - Summary of Current and Deferred Components of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes
Current income tax	¥ 2	$ 1	¥ 45,249	¥ 365,293
Deferred income tax	403,852	63,373	271,237	(260,050)
Total income tax expenses	¥ 403,854	$ 63,374	¥ 316,486	¥ 105,243